MARKETABLE SECURITIES Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Golden Ocean Group Limited [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable securities, number of shares held (in shares)		1,300,000		1,300,000
Ship Finance International Limited [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized gain (loss) on investments					$ 40
Marketable securities, number of shares held (in shares)					100,000
Avance Gas [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized gain (loss) on investments				$ 200
Golden Ocean [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized gain (loss) on investments				$ 700
DHT Holdings [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable securities, number of securities disposed (in shares)				4,700,000
Marketable securities, gain (loss)				$ 1,000
Golden Ocean [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of marketable securities (in shares)				1,270,657
Marketable securities, number of securities disposed (in shares)		1,300,000	1,300,000		1,260,358
Proceeds from sale and maturity of marketable securities		$ 11,200	$ 10,400		$ 10,100
Secured debt, repurchase agreements		10,400		$ 10,400	$ 10,300
Marketable securities, restricted		$ 10,300		$ 10,300
Number of marketable securities pledged to creditors		1,260,358		1,260,358
Avance Gas [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of marketable securities (in shares)				442,384	442,384
Scenario, Forecast [Member] | Golden Ocean [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Marketable securities, number of securities disposed (in shares)	1,300,000
Secured debt, repurchase agreements	$ 11,400
Marketable securities, restricted	$ 11,200